Property, Plant and Equipment	12 Months Ended
Mar. 31, 2025
Property, plant and equipment [abstract]
Property, Plant and Equipment	Property, Plant and Equipment

Accounting Policy

Owned Assets

Property, plant and equipment is measured at cost, net of accumulated depreciation and any impairment losses.

Cost includes expenditures that are directly attributable to the asset acquisition. The cost of self-constructed assets includes the cost of materials, direct labor, other costs directly attributable to make the asset available for its intended use, as well as relevant borrowing costs on qualifying assets as further described below. During their construction, property, plant and equipment are classified as construction in progress (“CIP”) and are not subject to depreciation. When the asset is available for use, it is transferred from CIP to the relevant category of property, plant and equipment and depreciation commences.

Where particular parts of an asset are significant, discrete and have distinct useful lives, the Company may allocate the associated costs between the various components, which are then separately depreciated over the estimated useful lives of each respective component. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computer software and equipment 3 - 5 years
Production equipment 5 - 10 years
Furniture and fixtures 5 years
Building and improvements 10 - 30 years

Residual values, useful lives and depreciation methods are reviewed annually and changes are accounted for prospectively.

Gains and losses on asset disposals are determined by deducting the carrying value from the sale proceeds and are recognized in profit or loss.

The Company capitalizes borrowing costs on qualifying capital construction projects. Upon the asset becoming available for use, capitalization of borrowing costs ceases and depreciation commences on a straight-line basis over the estimated useful life of the related asset.

Right-of-use leased assets

Right-of-use assets are measured at cost, which is calculated as the amount of the initial measurement of lease liability plus any lease payments made at or before the commencement date, any initial direct costs and related restoration costs. The right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the useful life of the underlying asset. The depreciation is recognized from the commencement date of the lease.

If the right-of-use asset is subsequently leased to a third party (a “sublease”), the Company will assess the classification of the sublease as to whether it is a finance or operating lease. Subleases that are classified as an operating lease will recognize lease income while a finance lease will recognize a lease receivable and derecognize the carrying value of the right-of-use asset, with the difference recorded in profit of loss.

Impairment of property, plant and equipment

The Company assesses impairment of property, plant and equipment when an impairment indicator arises (e.g. change in use or discontinued use, obsolescence or physical damage). When the asset does not generate cash inflows that are largely independent of those from other assets or group of assets, the asset is tested at the cash generating unit (“CGU”) level. In assessing impairment, the Company compares the carrying amount of the asset or CGU to the recoverable amount, which is determined as the higher of the asset or CGU’s fair value less costs of disposal and its value-in-use. Value-in-use is assessed based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects applicable market and economic conditions, the time value of money and the risks specific to the asset. An impairment loss is recognized whenever the carrying amount of the asset or CGU exceeds its recoverable amount and is recorded in the consolidated statements of income (loss) and comprehensive income (loss).

The following summarizes the carrying values of property, plant and equipment for the periods reflected:

	March 31, 2025				March 31, 2024
	Cost	Accumulated depreciation	Impairment	Net book value	Cost	Accumulated depreciation	Impairment	Net book value
	$	$	$	$	$	$	$	$
Owned assets
Land	43,937	—	—	43,937	43,914	—	—	43,914
Buildings	242,939	(111,596)	—	131,343	242,052	(97,885)	(300)	143,867
Construction in progress	27,153	—	—	27,153	26,330	—	(645)	25,685
Computer software & equipment	31,963	(30,767)	—	1,196	31,333	(30,135)	—	1,198
Furniture & fixtures	7,614	(6,619)	—	995	7,900	(6,444)	—	1,456
Production & other equipment	152,406	(116,087)	(129)	36,190	154,042	(106,370)	(202)	47,470
Total owned assets	506,012	(265,069)	(129)	240,814	505,571	(240,834)	(1,147)	263,590

Right-of-use leased assets
Land	13,494	(1,865)	—	11,629	13,890	(1,601)	—	12,289
Buildings	34,801	(18,846)	(567)	15,388	37,252	(16,640)	(2,512)	18,100
Production & other equipment	5,466	(5,190)	—	276	5,290	(4,945)	—	345
Total right-of-use lease assets	53,761	(25,901)	(567)	27,293	56,432	(23,186)	(2,512)	30,734
Total property, plant and equipment	559,773	(290,970)	(696)	268,107	562,003	(264,020)	(3,659)	294,324

The following summarizes the changes in the net book values of property, plant and equipment for the periods presented:

	Balance, March 31, 2024	Additions	Disposals	Other (1)	Depreciation	Impairment	Foreign currency translation	Balance, March 31, 2025
	$	$	$	$	$	$	$	$
Owned assets
Land	43,914	—	—	—	—	—	23	43,937
Buildings	143,867	1,093	—	(789)	(12,622)	—	(206)	131,343
Construction in progress	25,685	12,929	—	(11,489)	—	—	28	27,153
Computer software & equipment	1,198	619	—	(28)	(593)	—	—	1,196
Furniture & fixtures	1,456	69	(13)	(105)	(439)	—	27	995
Production & other equipment	47,470	960	(323)	(1,406)	(10,495)	(129)	113	36,190
Total owned assets	263,590	15,670	(336)	(13,817)	(24,149)	(129)	(15)	240,814

Right-of-use leased assets
Land	12,289	—	—	(396)	(264)	—	—	11,629
Buildings	18,100	7,406	(562)	(6,475)	(2,773)	(567)	259	15,388
Production & other equipment	345	203	—	(25)	(259)	—	12	276
Total right-of-use lease assets	30,734	7,609	(562)	(6,896)	(3,296)	(567)	271	27,293
Total property, plant and equipment	294,324	23,279	(898)	(20,713)	(27,445)	(696)	256	268,107
(1)Includes reclassification of construction in progress cost when associated projects are complete, transfers to assets held for sale, and remeasurement of right-of-use assets. (Note 8).

	Balance, March 31, 2023	Additions	Additions from business combinations	Disposals	Other (1)	Depreciation	Impairment	Foreign currency translation	Balance, March 31, 2024
	$	$	$	$	$	$	$	$	$
Owned assets
Land	50,257	—	1,497	—	(7,779)	—	—	(61)	43,914
Real estate	151,623	1,168	—	(212)	3,435	(12,397)	(300)	550	143,867
Construction in progress	25,618	10,239	—	(2,137)	(7,760)	(145)	(645)	515	25,685
Computer software & equipment	1,723	313	—	(26)	(12)	(797)	—	(3)	1,198
Furniture & fixtures	1,796	407	—	(11)	159	(883)	—	(12)	1,456
Production & other equipment	57,849	3,026	—	(1,232)	4,340	(16,325)	(202)	14	47,470
Total owned assets	288,866	15,153	1,497	(3,618)	(7,617)	(30,547)	(1,147)	1,003	263,590

Right-of-use leased assets
Land	12,545	—	—	—	—	(255)	—	(1)	12,289
Real estate	20,953	5,232	298	(2,355)	(388)	(3,098)	(2,512)	(30)	18,100
Production & other equipment	605	87	—	(68)	—	(277)	—	(2)	345
Total right-of-use lease assets	34,103	5,319	298	(2,423)	(388)	(3,630)	(2,512)	(33)	30,734
Total property, plant and equipment	322,969	20,472	1,795	(6,041)	(8,005)	(34,177)	(3,659)	970	294,324
(1)Includes reclassification of construction in progress cost when associated projects are complete and transfers to assets held for sale (Note 8).

Depreciation relating to manufacturing equipment and production facilities for owned and right-of-use leased assets is capitalized to inventory and is expensed to cost of sales upon the sale of goods. During the year ended March 31, 2025, the Company recognized $27.4 million (year ended March 31, 2024 – $34.2 million) of depreciation expense of which $16.4 million (year ended March 31, 2024 – $20.1 million) was reflected in cost of sales. Included in inventory as at March 31, 2025 in the consolidated statements of financial position is capitalized depreciation of $5.1 million (March 31, 2024 – $6.1 million).
(a)    Asset Specific Impairments

During the year ended March 31, 2025, the Company recorded impairment to certain production and other equipment for $0.7 million (March 31, 2024 – $0.6 million), unrelated to its annual impairment testing.
During the year ended March 31, 2024, the Company recorded an impairment loss of $1.2 million during the transfer of certain assets to assets held for sale (Note 8). The impairment loss was recorded as impairment to property, plant and equipment in the consolidated statements of loss and comprehensive loss and allocated to the cannabis operating segment (Note 23). Additionally, the Company recognized impairment losses within its cannabis operating segment and Canadian CGU, and allocated impairment losses of $2.8 million to property, plant and equipment based on their recoverable amounts valued at FVLCD.